Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Mar. 26, 2024	Nov. 30, 2023	Oct. 31, 2023	Feb. 17, 2023
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.00001	$ 0.00001	$ 1	$ 1
Common stock, shares authorized (in shares)	126,315,883	105,990,111	105,990,111			760
Common stock, shares issued (in shares)	107,999,991	95,628,414
Common stock, shares outstanding (in shares)	107,999,991	95,628,414		10,000,000	760